Noncontrolling Interest Disclosure [Text Block]	3 Months Ended
Mar. 31, 2018
Noncontrolling Interest [Abstract]
Noncontrolling Interest Disclosure [Text Block]
16.	NON-CONTROLLING INTERESTS

The Group’s non-controlling interests are attributable to third parties holding minority stakes in a few of the VIE’s subsidiaries. A reconciliation of the carrying amounts is as follows:

RMB
Balance as of January 1, 2018	(14,399)
Net loss	(1,095)

Ending balance	(15,494)

US$
Balance as of March 31, 2018	(2,470)